Employee Benefit Plans and Incentive Compensation Program	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans and Incentive Compensation Program [Abstract]
Compensation And Employee Benefit Plans [Text Block]
25.	Employee Benefit Plans and Incentive Compensation Program

BFC and Woodbridge

Defined Contribution 401(k) Plan

During 2006, the BFC 401(k) Plan was merged into the BankAtlantic Security Plus 401(k) Plan, which is an Internal Revenue Code Section 401(k) Retirement Savings Plan. Employees who have completed 90 days of service and have reached the age of 18 are eligible to participate in the 401(k) plan. Prior to April 1, 2009, when the employer match feature of the 401(k) plan was discontinued, the employer matched 100% of the first 3% of employee contributions and 50% of the next 2% of employee contributions. For the year ended December 31, 2009, BFC’s contributions amounted to $49,000. During the first quarter of 2010, Woodbridge’s 401(k) Plan merged into the BankAtlantic Security Plus 401(k) Plan. During the year ended 2009, Woodbridge’s contributions to its 401(k) plan amounted to $163,000.

BFC Deferred Retirement Agreement

On September 13, 2005, the Company entered into an agreement with Glen R. Gilbert, the Company’s former Chief Financial Officer, pursuant to which the Company agreed to pay him a monthly retirement benefit of $5,449 beginning January 1, 2010. During the third quarter of 2005, BFC recorded the present value of the retirement benefit payment, as actuarially determined, in the amount of $482,444, payable as a life annuity with 120 payments at 6.5% interest. The interest on the retirement benefit is recognized monthly as compensation expense. At December 31, 2011 and 2010, the deferred retirement obligation balance was approximately $584,000 and $611,000, respectively, which represents the present value of accumulated benefit obligation and is included in other liabilities in the Company’s consolidated statements of financial condition. The compensation expense for the years ended December 31, 2011, 2010 and 2009 was approximately $39,000, $41,000 and $37,000, respectively.

Incentive Compensation Program

On September 29, 2008, Woodbridge’s Board of Directors approved the terms of an incentive program for certain employees, including certain executive officers, pursuant to which a portion of their compensation may be based on the cash returns realized on investments held by individual limited partnerships or other legal entities. Certain of the participants in this incentive program are also employees and executive officers of BFC. This incentive program qualifies as a liability-based plan and, accordingly, the components of the program are required to be evaluated in order to determine the estimated fair value of the liability, if any, to be recorded. Based on the evaluation performed at December 31, 2011 and 2010, it was determined that the liability for compensation under the executive compensation program as of December 31, 2011 and 2010 was not material.

Bluegreen

Bluegreen’s Employee Retirement Plan is an Internal Revenue Code section 401(k) Retirement Savings Plan (the “Bluegreen Plan”). Historically, all U.S.-based employees at least 21 years of age with at least one year of employment with Bluegreen were eligible to participate in the Bluegreen Plan. During January 2012, the Bluegreen Plan was amended to decrease the length of employment eligibility requirement to three months. The Bluegreen Plan provides for an annual employer discretionary matching contribution. During the year ended December 31, 2011, 2010 and for the Bluegreen Interim Period, Bluegreen did not make any contributions to the Bluegreen Plan.

BankAtlantic Bancorp

Defined Benefit Pension Plan:

At December 31, 1998, BankAtlantic froze its defined benefit pension plan (the “Plan”). All participants in the Plan ceased accruing service benefits beyond that date and became vested.

The following tables set forth the Plan’s change in benefit obligation and change in plan assets (in thousands):

	As of December 31,
	2011	2010
Change in benefit obligation
Benefit obligation at the beginning of the year	$33,975	31,375
Interest cost	1,828	1,838
Actuarial loss	6,055	1,956
Benefits paid	(1,284)	(1,194)

Projected benefit obligation at end of year	40,574	33,975

Change in plan assets
Fair value of Plan assets at the beginning of year	24,270	21,946
Actual return on Plan assets	196	2,737
Employer contribution	8,855	781
Benefits paid	(1,284)	(1,194)

Fair value of Plan assets as of actuarial date	32,037	24,270

Funded status at end of year	$(8,537)	(9,705)

Included in the Company’s statement of financial condition in other liabilities as of December 31, 2011 and 2010 was $8.5 million and $9.7 million, respectively, representing the under-funded pension plan amount.

Amounts recognized in accumulated other comprehensive income consisted of (in thousands):

	As of December 31,
	2011	2010	2009
Net comprehensive loss	$22,428	15,852	13,929

The change in net comprehensive loss was as follows (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Change in comprehensive loss	$6,576	1,923	(5,761)

Components of net periodic pension expense are as follows (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Interest cost on projected benefit obligation	$1,828	1,838	1,832
Expected return on plan assets	(2,000)	(1,804)	(1,475)
Amortization of unrecognized net gains and losses	1,283	1,322	1,648

Net periodic pension expense	$1,111	1,356	2,005

The actuarial assumptions used in accounting for the Plan were:

	For the Years Ended December 31,
	2011	2010	2009
Weighted average discount rate used to determine benefit obligation	4.25%	5.50%	6.00
Weighted average discount rate used to to determine net periodic benefit cost	5.50%	5.50%	6.00
Rate of increase in future compensation levels	N/A	N/A	N/A
Expected long-term rate of return	8.50%	8.50%	8.50

Actuarial estimates and assumptions are based on various market factors and are evaluated on an annual basis, and changes in such assumptions may impact future pension costs. The discount rate assumption is based on rates of high quality corporate bonds. The expected long-term rate of return was estimated using historical long-term returns based on the expected asset allocations. Current participant data was used for the actuarial assumptions for each of the three years ended December 31, 2011. BankAtlantic Bancorp contributed $8.9 million and $0.8 million to the BankAtlantic Plan during the year ended December 31, 2011 and 2010, respectively. BankAtlantic Bancorp did not make any contributions to the BankAtlantic Plan during the year ended December 31, 2009. It is anticipated that BankAtlantic Bancorp will be required to contribute $0.7 million to the BankAtlantic Plan for the year ended December 31, 2012.

The Plan’s investment policies and strategies are to invest in mutual funds that are rated with at least a 3-star rating awarded by Morningstar at the initial purchase. If a fund’s Morningstar rating falls below a 3-star rating after an initial purchase, it is monitored to determine that its under-performance can be attributed to market conditions rather than fund management deficiencies. Fund manager changes or changes in fund objectives could be cause for replacement of any mutual fund. The Plan also maintains an aggressive growth investment category which includes investments in equity securities and mutual funds. Both public and private securities are eligible for this category of investment, but no more than 5% of total Plan assets at the time of the initial investment may be invested in any one company. Beyond the initial cost limitation (5% at time of purchase), there is no limitation as to the percentage that any one investment can represent if it is achieved through growth. As a means to reduce negative market volatility and concentration, the Plan has a strategy of selling call options against certain stock positions within the portfolio when considered timely. At December 31, 2011, 1.2% of the Plan’s assets were invested in the aggressive growth category.

The Plan’s targeted asset allocation was 77% equity securities, 20% debt securities and 3% cash during the year ended December 31, 2011. A rebalancing of the portfolio takes place on a quarterly basis when there has been a 5% or greater change from the prevailing benchmark allocation.

The fair values of the pension plan’s assets at December 31, 2011 by asset category are as follows (in thousands):

Asset Category	Quoted Prices In Active Markets for Identical Assets (Level 1)
Cash	$795
Mutual Funds: (1)
US Large Cap Growth	708
US Large Cap Value	11,413
US Large Cap Blend	2,731
US Mid-Cap Growth	642
US Mid-Cap Value	1,427
US Mid-Cap Blend	1,197
US Small Cap Blend	325
International Equity	4,440
Balanced	7,990
Common Stock (2)	369

Total pension assets	$32,037

(1)	The plan maintains diversified mutual funds in an attempt to diversify risks and reduce volatility while achieving the targeted asset mix.
(2)	This category invests in aggressive growth common stocks.

The pension assets were measured using the market valuation technique with level 1 input. Quoted market prices are available for identical securities for the mutual funds and common stock and all the pension assets trade in active markets.

The following benefit payments are expected to be paid (in thousands):

Expected Future Service	Pension Benefits
2012	$1,587
2013	1,641
2014	1,708
2015	1,866
2016	1,933
Years 2017-2021	10,583

Defined Contribution 401(k) Plan:

The table below outlines the terms of the Security Plus 401(k) Plan and the associated employer costs (dollars in thousands):

	For the Years Ended December 31,
	2011		2010	2009
Employee salary contribution limit (1)		$16.5	16.5	16.5
Percentage of salary limitation	%	75	75	75
Total match contribution (2)		$—	—	771
Vesting of employer match		Immediate	Immediate	Immediate

(1)	For each of the years in the three year period ended December 31, 2011, employees over the age of 50 were entitled to contribute $22,000.
(2)	The employer matched 100% of the first 3% of employee contributions and 50% of the next 2% of employee contributions. The Company discontinued the employer match on April 1, 2009.